Segment information	9 Months Ended
May 31, 2024
Segment information
Segment information

22. Segment information

The Company operates in two reportable business segments.

The two reportable business segments offer different products and services, require different processes and are based on how the financial information is produced internally for the purposes of monitoring operating results and making decisions about resource allocation and performance assessment by the Company’s Chief Operating Decision Maker.

The following summary describes the operations of each of the Company’s reportable business segments:

●	Sale of electric boats – manufacture of customized electric boats for consumer market and sale of boat parts maintenance, and
●	Rental of electric boats – short-term rental operation and boat club membership.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Three-month period ended May 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	599,380	460,773	—	1,060,153
Revenue from other segments	(18,753)	4,959	13,794	—
Segment revenues	580,627	465,732	13,794	1,060,153
Segment gross profit (loss)	111,615	326,455	11,967	450,037

Segment profit (loss) before tax	(2,307,774)	5,883	(903,212)	(3,205,103)
Research and development	628,578	—	—	628,578
Office salaries and benefits	681,995	109,414	—	791,409

	Three-month period ended May 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	421,840	878,260	—	1,300,100
Revenue from other segments	346,954	54,619	(401,573)	—
Segment revenues	768,794	932,879	(401,573)	1,300,100
Segment gross profit (loss)	157,321	247,188	(32,158)	372,351

Segment profit (loss) before tax	(2,850,077)	(359,047)	(87,943)	(3,297,067)
Research and development	794,528	—	(42,854)	751,674
Office salaries and benefits	664,300	235,564	—	899,864

	Nine-month period ended May 31, 2024
	Sale of				Inter-
	electric		Rental of		segment
	boats		electric boats		eliminations	Total
	$		$		$	$
Revenue from external customers	893,998		1,881,158		—	2,775,156
Revenue from other segments	207,000		16,926		(223,926)	—
Segment revenues	1,100,998		1,898,084		(223,926)	2,775,156
Segment gross profit (loss)	42,746		1,065,055		(2,153)	1,105,648

Segment profit (loss) before tax	(5,049,355)	[1]	(4,732,851)	[2]	(901,945)	(10,684,151)
Research and development	1,947,815		—		—	1,947,815
Office salaries and benefits	2,280,098		416,537		—	2,696,635

	Nine-month period ended May 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	947,937	2,583,118	—	3,531,055
Revenue from other segments	826,869	331,839	(1,158,708)	—
Segment revenues	1,774,806	2,914,957	(1,158,708)	3,531,055
Segment gross profit (loss)	(421,138)	1,227,288	(280,199)	525,951

Segment profit (loss) before tax	(16,120,375)	(485,100)	(186,449)	(16,791,924)
Research and development	5,300,530	—	(228,102)	5,072,428
Office salaries and benefits	2,014,875	710,174	—	2,725,049

	As at May 31, 2024
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	21,096,513	7,103,912	(11,061,798)	17,138,627
Cash	305,397	35,911	—	341,308
Additions to property and equipment	260,616	207,000	(2,153)	465,463
Additions to intangible assets	50,653	—	—	50,653
Segment liabilities	13,488,997	929,965	(1,001,298)	13,417,664

[1] For the nine-month period ended May 31, 2024, the segment profit for this segment includes a gain on derivative liabilities $5,913,484 and transaction costs of $1,860,335, respectively [see note 15].

[2] For the nine-month period ended May 31, 2024, the segment profit for this segment includes a goodwill impairment loss of $4,274,000 [see note 9].

	As at August 31, 2023
	Sale of		Inter-
	electric	Rental of	segment
	boats	electric boats	eliminations	Total
	$	$	$	$
Segment assets	20,344,002	13,941,898	(10,239,388)	24,046,512
Cash	3,025,565	333,692	—	3,359,257
Additions to property and equipment	194,820	974,533	(185,744)	983,609
Segment liabilities	10,154,031	3,341,868	(1,013,824)	12,482,075

The Company has disclosed the above amounts for each reportable segment because they are regularly reviewed by the Chief Operating Decision Maker.